Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
15	Commitments and contingencies
Capital commitments As of December 31, 2022, future minimum payment under non-cancellable purchase commitment is nil.